UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Jarragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/12

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.   A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS OPPORTUNITY FUNDS
- DREYFUS GLOBAL SUSTAINABILITY FUND

FORM N-Q

Item 1.                        Schedule of Investments.

                        (INSERT SCHEDULE OF INVESTMENTS HERE)

STATEMENT OF INVESTMENTS
Dreyfus Global Sustainability Fund
January 31, 2012 (Unaudited)

Common Stocks--95.6%	Shares	Value ($)
Australia--7.1%
Australia & New Zealand Banking Group	3,080	70,008
BHP Billiton	4,748	188,926
CFS Retail Property Trust	26,063	47,454
Rio Tinto	908	66,669
Stockland	14,766	52,672
Woodside Petroleum	583	21,174
		446,903
Canada--2.7%
Royal Bank of Canada	181	9,454
Teck Resources, Cl. B	1,178	49,954
TransCanada	2,628	108,113
		167,521
Denmark--.5%
Vestas Wind Systems	2,578a	29,076
Finland--.8%
Kesko, Cl. B	1,084	38,255
Neste Oil	840	9,427
		47,682
France--5.4%
AXA	8,351	126,767
BNP Paribas	624	26,421
Total	3,453	182,496
		335,684
Germany--5.0%
Allianz	1,351	148,548
Bayerische Motoren Werke	1,382	118,207
Muenchener Rueckversicherungs	229	29,834
TUI	2,015a	14,660
		311,249
Hungary--.8%

MOL Hungarian Oil and Gas, ADR	1,178a	49,220
Italy--1.2%
Fiat	10,960	65,746
Telecom Italia	9,795	9,962
		75,708
Japan--4.3%
Aeon	7,000	92,299
Marubeni	5,400	37,266
Mitsui & Co.	5,000	84,886
Seven & I Holdings	2,000	56,311
		270,762
Netherlands--1.4%
Koninklijke Ahold	6,411	84,949
Norway--2.8%
Statoil	4,698	117,790
Telenor	3,356	54,713
		172,503
South Korea--2.7%
POSCO	80	29,519
Samsung Electronics	123	121,210
Samsung SDI	169	20,987
		171,716
Spain--3.9%
Banco Santander	7,787	60,605
CaixaBank	8,624	43,340
Endesa	4,457	87,449
Iberdrola	8,343	49,130
		240,524
Sweden--1.5%
Volvo, Cl. B	7,223	93,387
Switzerland--5.8%
Nestle	967	55,415
Novartis	520	28,133
Roche Holding	1,205	203,953
Zurich Financial Services	298a	71,546
		359,047
United Kingdom--17.5%

AstraZeneca	3,281	157,923
BHP Billiton	1,953	65,336
BT Group	48,690	156,136
Firstgroup	16,094	78,619
HSBC Holdings	24,586	205,219
Ladbrokes	14,656	32,725
Marks & Spencer Group	11,355	58,475
Rio Tinto	2,924	175,320
Schroders	3,814	87,146
Tesco	7,752	39,041
Unilever	593	19,119
Vodafone Group	4,722	12,709
		1,087,768
United States--32.2%
Abbott Laboratories	2,800	151,620
Alcoa	5,900	59,944
Baxter International	700	38,836
CA	4,500	116,010
Campbell Soup	900	28,530
Citigroup	2,270	69,734
Dell	7,000a	120,610
General Electric	13,300	248,843
H&R Block	5,900	96,524
H.J. Heinz	700	36,295
Herman Miller	2,600	54,912
Humana	850	75,667
Intel	7,877	208,110
International Business Machines	1,000	192,600
Johnson & Johnson	708	46,664
McGraw-Hill	1,300	59,800
MeadWestvaco	200	5,888
Motorola Solutions	1,200	55,692
Public Service Enterprise Group	3,000	91,020
Symantec	4,592a	78,937
UnitedHealth Group	3,300	170,907
		2,007,143
Total Common Stocks

(cost $5,384,279)		5,950,842

Preferred Stocks--3.1%
Brazil--1.8%
Banco Bradesco	6,050	108,728
Germany--1.3%
Henkel & Co.	1,355	83,569

Total Preferred Stocks
(cost $164,019)		192,297

Total Investments (cost $5,548,298)	98.7%	6,143,139
Cash and Receivables (Net)	1.3%	79,311
Net Assets	100.0%	6,222,450

ADR - American Depository Receipts
a Non-income producing security.

At January 31, 2012, net unrealized appreciation on investments was $594,841 of which $810,051 related to appreciated investment securities and $215,210 related to depreciated investment securities.

At January 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	18.8
Information Technology	15.5
Consumer Discretionary	15.0
Materials	14.1
Health Care	10.8
Energy	7.8
Industrial	5.8
Consumer Staples	4.2
Telecommunications	3.8

Utilities	2.9
98.7
† Based on net assets.

The following is a summary of the inputs used as of January 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	2,007,143	-	-	2,007,143
Equity Securities - Foreign+	4,135,996	-	-	4,135,996

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 27, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	March 27, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)